Organization - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 44,830,040,000		$ 6,388,230	¥ 44,594,374,000
Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 27,794,655,000		$ 3,960,705	¥ 28,443,046,000
Variable Interest Entities | Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage	93.00%	93.00%
Variable Interest Entities | Asset Pledged as Collateral
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets	¥ 0